Acquisitions and disposals - Net Assets Acquired (Details) $ in Thousands		12 Months Ended
	May 03, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Bargain purchase gain on acquisition		$ 0	$ 0	$ 10,107
Discount rate applied to acquisition payment installments	0.065
Viterra Group
Disclosure of detailed information about business combination [line items]
Amount paid in cash	$ 1,512
Amounts to be paid in installments	16,242
Total purchase consideration	17,754
Fair value of net assets acquired	27,507
Bargain purchase gain on acquisition	$ 9,753